Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 47,322	$ 34,157	$ 26,491
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	28,669	23,383	19,138
Stock-based compensation	4,711	3,987	1,405
Accretion of discount on Series B Debentures	106	134	171
Impairment of right of use asset	1,439	351
Capital loss (gain) from sale of property and equipment	(60)	44	(40)
Net changes in operating assets and liabilities
Trade receivables, net, unbilled receivables and contract assets	(13,937)	(5,168)	10,514
Other operating assets	17,743	(2,049)	6,726
Deferred tax liabilities, net	(1,902)	(16)	(6,441)
Trade payables	(529)	(1,344)	(1,476)
Other operating liabilities	(8,325)	1,435	6,667
Deferred revenues	4,930	2,992	2,747
Accrued severance pay, net	375	349	255
Net cash provided by operating activities	80,542	58,255	66,157
Cash flows from investing activities:
Purchase of property and equipment	(3,786)	(2,633)	(11,474)
Proceeds from sale of property and equipment	1,111	12	834
Capitalized software development costs	(7,911)	(5,798)	(5,665)
Net cash received from (paid for) acquisitions (b)	831	(109,052)	(1,554)
Proceeds from (investment in) short-term bank deposits, net	10,031	(30,397)	(1,119)
Proceeds from (investment in) restricted deposit on account of future acquisition		22,890	(22,890)
Acquisition of other intangible asset	(151)	(2,810)
Net cash provided by (used in) investing activities	125	(127,788)	(41,868)
Cash flows from financing activities:
Proceeds from employee stock options exercised	2,038	5,050	780
Receipt of short-term loan		20,000
Repayment of loans		(20,000)	(4)
Proceeds from issuance of Series B Debentures, net of issuance expenses		60,346
Repayment of Series B Debentures	(19,796)	(9,898)	(9,898)
Distribution of dividend	(20,255)	(7,044)	(11,009)
Payments of contingent consideration	(926)	(538)	(374)
Acquisition of non-controlling interests	(990)	(147)
Dividend to non-controlling interest	(31)		(149)
Proceeds from issuance of ordinary shares, net of issuance expenses		108,737
Net cash provided by (used in) financing activities	(39,960)	156,506	(20,654)
Effect of exchange rate changes on cash	(3,025)	(707)	(1,968)
Increase in cash, and cash equivalents	37,682	86,266	1,667
Cash, cash equivalents at beginning of year	152,561	66,295	64,628
Cash and cash equivalents at end of year	190,243	152,561	66,295
Supplemental cash flow activities:
Interest, net	3,218	5,439	2,481
Income taxes, net	6,654	16,330	6,397
Working capital, net (excluding cash and cash equivalents)	238	10,839	317
Other long-term assets		(9,577)	(412)
Other long-term liabilities		24,572	200
Redeemable non-controlling interests		450
Goodwill and other intangible assets	593	(135,336)	(1,659)
Net cash paid for acquisitions, total	831	(109,052)	(1,554)
Net lease liabilities arising from obtaining right-of-use assets	5,526	1,861	19,125
Property and equipment purchase incurred but unpaid at period end	$ 262	$ 490	$ 315